Revenue, Accounts Receivable and Provision for Credit Losses, Revenue and Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and Accounts Receivable [Abstract]
Accounts receivable, net	$ 9,110	$ 3,792
Deferred revenue	1,378	0
Revenues [Abstract]
Maximum loss if charterers failed to perform	6,440	405
Spot Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	23,330	23,606	$ 34,742
Accounts receivable, net	2,636	2,037
Contract assets	167	196
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	8,131	10,282	7,303
Accounts receivable, net	34	2
Deferred revenue	1,378	0
Pool Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	43,712	2,603	$ 0
Accounts receivable, net	$ 6,440	$ 1,753
Time and Pool Charters [Member]
Revenues and Accounts Receivable [Abstract]
Operating Lease, Lease Income, Statement of Income [Extensible Enumeration]	Revenues	Revenues	Revenues
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	26.00%	20.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	17.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	41.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	18.00%	0.00%	0.00%